UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

           Date of reporting period: AUGUST 1, 2004 - JANUARY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, ANY OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                          8 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                          9 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING        ENDING           EXPENSES
                            ACCOUNT          ACCOUNT          PAID DURING
                            VALUE            VALUE            6 MONTHS ENDED
                            (8/1/04)         (1/31/05)        JANUARY 31, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00        $1,004.60        $5.10
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,020.06         5.14
--------------------------------------------------------------------------------
Class B Actual               1,000.00         1,003.40         6.31
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,018.85         6.36
--------------------------------------------------------------------------------
Class C Actual               1,000.00         1,003.20         6.47
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,018.70         6.52
--------------------------------------------------------------------------------
Class N Actual               1,000.00         1,003.20         6.52
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00         1,018.65         6.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2005 are as follows:

CLASS       EXPENSE RATIOS
----------------------------
Class A          1.01%
----------------------------
Class B          1.25
----------------------------
Class C          1.28
----------------------------
Class N          1.29

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                         10 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
-------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--20.1%
-------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.7%
Citibank NA:
2.305%, 2/23/05                                  $  13,000,000     $ 13,000,000
2.645%, 4/25/05                                      5,000,000        5,000,000
-------------------------------------------------------------------------------
Washington Mutual
Bank, 2.39%, 2/14/05                                 4,000,000        4,000,000
-------------------------------------------------------------------------------
Washington Mutual
Bank FA:
2.29%, 2/11/05                                       5,000,000        5,000,000
2.35%, 2/10/05                                      10,000,000       10,000,000
                                                                   ------------
                                                                     37,000,000

-------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--14.4%
BNP Paribas, New York,
2.435%, 6/22/05 1                                   10,000,000        9,998,250
-------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY, 2.489%, 6/28/05 1                               20,000,000       19,997,568
-------------------------------------------------------------------------------
HBOS Treasury Services,
New York, 2.555%,
4/11/05                                              3,000,000        3,000,000
-------------------------------------------------------------------------------
Nordea Bank Finland
plc, New York Branch,
2.503%, 6/29/05 1                                    7,000,000        6,999,000
-------------------------------------------------------------------------------
Royal Bank of Scotland,
New York, 2.51%,
3/30/05                                              7,700,000        7,700,000
-------------------------------------------------------------------------------
Societe Generale,
New York, 2.38%,
6/14/05 1                                           20,000,000       19,997,798
-------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
2.34%, 2/10/05                                      12,000,000       12,000,000
-------------------------------------------------------------------------------
UBS AG Stamford CT:
2.31%, 2/7/05                                        8,800,000        8,800,000
2.415%, 3/2/05                                       4,400,000        4,400,000
                                                                   ------------
                                                                     92,892,616
                                                                   ------------
Total Certificates of Deposit
(Cost $129,892,616)                                                 129,892,616


                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--18.6%
-------------------------------------------------------------------------------
AB SPINTAB:
2.385%, 2/23/05                                  $  10,000,000     $  9,985,425
2.56%, 4/11/05                                       9,000,000        8,955,840
-------------------------------------------------------------------------------
Barclays US Funding
Corp., 2.515%, 4/5/05                               15,000,000       14,933,981
-------------------------------------------------------------------------------
Danske Corp.,
Series A:
2.26%, 2/1/05                                        2,840,000        2,840,000
2.53%, 4/7/05                                        9,500,000        9,456,603
-------------------------------------------------------------------------------
DnB NOR Bank ASA,
2.55%, 4/13/05                                       9,000,000        8,954,738
-------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
2.08%, 3/29/05 2                                    10,000,000        9,967,644
-------------------------------------------------------------------------------
HBOS Treasury
Services:
2.33%, 2/28/05                                       8,000,000        7,986,020
2.53%, 4/5/05 2                                      8,300,000        8,263,252
-------------------------------------------------------------------------------
Nationwide Building
Society:
1.91%, 2/25/05                                      10,000,000        9,987,267
2.12%, 2/1/05 2                                     12,000,000       12,000,000
-------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken AB, 2.58%,
4/14/05 2                                            9,500,000        9,450,980
-------------------------------------------------------------------------------
St. George Bank Ltd.,
2.33%, 2/7/05 2                                      7,500,000        7,497,088
                                                                   ------------
Total Direct Bank Obligations
(Cost $120,278,838)                                                 120,278,838

-------------------------------------------------------------------------------
LETTERS OF CREDIT--1.5%
-------------------------------------------------------------------------------
Chase Manhattan Bank,
guaranteeing commercial paper of
NATC California LLC:
2.60%, 4/18/05                                       5,000,000        4,972,556
2.61%, 4/19/05                                       5,000,000        4,972,088
                                                                   ------------
Total Letters of Credit
(Cost $9,944,644)                                                     9,944,644


                         11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
SHORT-TERM NOTES--55.8%
-------------------------------------------------------------------------------
ASSET-BACKED--20.6%
Cable Beach LP,
2.592%, 4/11/05 2                                $   5,000,000     $  4,975,160
-------------------------------------------------------------------------------
Crown Point Capital
Co., 2.16%, 4/6/05 2                                 5,000,000        4,980,800
-------------------------------------------------------------------------------
Fairway Finance Corp.,
2.38%, 2/16/05 2                                     8,000,000        7,992,067
-------------------------------------------------------------------------------
Gotham Funding Corp.:
2.35%, 2/3/05 2                                      6,997,000        6,996,098
2.46%, 2/16/05 2                                     3,000,000        2,996,925
-------------------------------------------------------------------------------
Legacy Capital LLC,
2.02%, 3/4/05 2                                     12,160,000       12,138,805
-------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
2.57%, 4/11/05 2                                     6,551,000        6,518,731
-------------------------------------------------------------------------------
Neptune Funding
Corp.:
2.53%, 3/7/05 2                                      7,500,000        7,485,550
2.67%, 4/18/05 2                                    10,054,000        9,997,753
-------------------------------------------------------------------------------
New Center Asset
Trust, 2.64%, 4/15/05                               10,000,000        9,946,467
-------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A:
2.33%, 2/7/05 2                                      3,000,000        2,998,835
2.38%, 2/15/05 2                                    16,000,000       15,985,191
-------------------------------------------------------------------------------
Solitaire Funding LLC:
1.935%, 2/15/05 2                                    5,000,000        4,996,238
2.57%, 3/23/05 2                                     7,000,000        6,975,014
2.61%, 4/18/05 2                                     7,176,000        7,136,460
-------------------------------------------------------------------------------
Thornburg Mortgage
Capital Resources,
2.56%, 3/29/05 2                                    18,000,000       17,939,915
-------------------------------------------------------------------------------
Victory Receivables
Corp., 2.53%, 2/24/05 2                              3,150,000        3,144,908
                                                                   ------------
                                                                    133,204,917

-------------------------------------------------------------------------------
CAPITAL MARKETS--11.9%
Banc of America
Securities LLC,
2.56%, 2/1/05 1                                     15,000,000       15,000,000
-------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc., 2.54%, 4/11/05                                10,000,000        9,951,317

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Bear Stearns Cos., Inc.,
Series B, 2.573%,
5/13/05 1                                        $   6,000,000     $  6,002,493
-------------------------------------------------------------------------------
First Clearing LLC,
2.65%, 6/6/05 1                                     14,250,000       14,250,000
-------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.,
2.23%, 4/6/05                                        7,000,000        7,000,000
-------------------------------------------------------------------------------
Lehman Brothers,
Inc., 2.50%, 12/15/05 1                             18,000,000       18,000,000
-------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc., Series B,
2.87%, 6/13/05 1                                     6,900,000        6,910,661
                                                                   ------------
                                                                     77,114,471

-------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.8%
Countrywide
Home Loans:
2.50%, 2/22/05                                         400,000          399,417
2.55%, 2/1/05                                       12,600,000       12,600,000
-------------------------------------------------------------------------------
Private Export
Funding Corp.,
2.15%, 3/1/05 2                                      5,000,000        4,991,639
                                                                   ------------
                                                                     17,991,056

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
HSBC Finance Corp.:
2.54%, 3/21/05                                       4,000,000        3,986,453
2.63%, 4/15/05                                      15,000,000       14,920,004
                                                                   ------------
                                                                     18,906,457

-------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C,
2.60%, 2/3/05 1                                      9,355,000        9,355,000
-------------------------------------------------------------------------------
INSURANCE--4.4%
Jackson National Life
Global Funding,
Series 2004-6,
2.48%, 2/15/05 1,3                                   5,000,000        5,000,000


                         12 | OPPENHEIMER CASH RESERVES

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
INSURANCE Continued
Metropolitan Life
Global Funding I,
Series 2003-5,
2.52%, 2/15/05 1,4                               $   8,600,000     $  8,600,000
-------------------------------------------------------------------------------
Security Life of
Denver Insurance
Co., 2.64%, 2/23/05 1,4                             10,000,000       10,000,000
-------------------------------------------------------------------------------
United of Omaha
Life Insurance Co.,
2.52%, 11/17/05 1,4                                  5,000,000        5,000,000
                                                                   ------------
                                                                     28,600,000

-------------------------------------------------------------------------------
LEASING & FACTORING--2.3%
American Honda
Finance Corp.,
2.365%, 12/6/05 1,3                                  5,000,000        4,999,789
-------------------------------------------------------------------------------
Toyota Motor
Credit Corp.,
2.63%, 4/18/05                                      10,000,000        9,944,478
                                                                   ------------
                                                                     14,944,267

-------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
CAS Realty, Inc.,
Series 2004,
2.70%, 2/3/05 1                                      6,740,000        6,740,000
-------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.4%
Blue Spice LLC,
2.51%, 4/1/05 2                                     15,000,000       14,938,296
-------------------------------------------------------------------------------
Cooperative Assn.
of Tractor Dealers,
Inc., Series A,
2.12%, 3/23/05                                       4,100,000        4,087,928
-------------------------------------------------------------------------------
K2 (USA) LLC:
2.538%, 6/30/05 1,3                                 13,000,000       12,998,921
2.54%, 3/29/05 2                                     5,000,000        4,980,244
-------------------------------------------------------------------------------
LINKS Finance LLC:
2.43%, 12/15/05 1,3                                 10,000,000        9,997,395
2.60%, 4/7/05 2                                      5,000,000        4,976,528
-------------------------------------------------------------------------------
RACERS Trust, Series
2004-6-MM,
2.52%, 2/22/05 1,3                                   2,500,000        2,500,000
                                                                   ------------
                                                                     54,479,312
                                                                   ------------

Total Short-Term Notes
(Cost $361,335,480)                                                 361,335,480

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--3.1%
-------------------------------------------------------------------------------
Federal Home Loan
Bank, 1.50%, 3/1/05                              $   5,000,000     $  5,000,000
-------------------------------------------------------------------------------
Federal National
Mortgage Assn.:
1.375%, 2/18/05                                      5,000,000        5,000,000
1.55%, 5/4/05                                        5,000,000        5,000,000
1.60%, 5/13/05                                       5,000,000        5,000,000
                                                                   ------------
Total U.S. Government Agencies
(Cost $20,000,000)                                                   20,000,000

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $641,451,578)                                       99.1%     641,451,578
-------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.9        5,843,405
                                                 ------------------------------
NET ASSETS                                               100.0%    $647,294,983
                                                 ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $200,324,121, or 30.95% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $35,496,105 or 5.48% of the Fund's net assets as of January 31, 2005.

4. Illiquid security. The aggregate value of illiquid securities as of January 31, 2005 was $23,600,000, which represents 3.65% of the Fund's net assets. See
Note 4 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         13 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
-------------------------------------------------------------------------------

January 31, 2005
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (cost $641,451,578)--see accompanying statement of investments          $  641,451,578
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                  10,000,000
Shares of beneficial interest sold                                                                 7,888,351
Interest                                                                                             622,253
Other                                                                                                 99,959
                                                                                              ---------------
Total assets                                                                                     660,062,141

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                     7,939,148
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                             4,261,683
Dividends                                                                                            182,669
Transfer and shareholder servicing agent fees                                                        171,513
Shareholder communications                                                                           111,783
Distribution and service plan fees                                                                    69,327
Trustees' compensation                                                                                 5,105
Other                                                                                                 25,930
                                                                                              ---------------
Total liabilities                                                                                 12,767,158

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $  647,294,983
                                                                                              ===============

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                    $      647,241
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       646,636,719
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                       (3,236)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                          14,259
                                                                                              ---------------
NET ASSETS                                                                                    $  647,294,983
                                                                                              ===============


                         14 | OPPENHEIMER CASH RESERVES

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $342,632,770
and 342,637,534 shares of beneficial interest outstanding)                                    $         1.00
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $155,358,044 and 155,314,228 shares
of beneficial interest outstanding)                                                           $         1.00
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $86,499,302
and 86,485,951 shares of beneficial interest outstanding)                                     $         1.00
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $62,804,867 and 62,803,139 shares
of beneficial interest outstanding)                                                           $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         15 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2005
------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------
Interest                                                    $ 6,825,740

------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------
Management fees                                               1,713,586
------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                         364,646
Class B                                                         479,390
Class C                                                         239,300
Class N                                                         146,327
------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                         761,549
Class B                                                         279,384
Class C                                                         162,703
Class N                                                         116,150
------------------------------------------------------------------------
Shareholder communications:
Class A                                                          89,967
Class B                                                          24,781
Class C                                                          10,931
Class N                                                           2,566
------------------------------------------------------------------------
Custodian fees and expenses                                       4,235
------------------------------------------------------------------------
Trustees' compensation                                            3,835
------------------------------------------------------------------------
Other                                                           110,802
                                                            ------------
Total expenses                                                4,510,152
Less reduction to custodian expenses                               (831)
Less payments and waivers of expenses                          (438,665)
                                                            ------------
Net expenses                                                  4,070,656

------------------------------------------------------------------------
NET INVESTMENT INCOME                                         2,755,084

------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                 11,087

------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ 2,766,171
                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         16 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS             YEAR
                                                                          ENDED            ENDED
                                                               JANUARY 31, 2005         JULY 31,
                                                                    (UNAUDITED)             2004
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                             $    2,755,084  $    1,097,313
-------------------------------------------------------------------------------------------------
Net realized gain                                                         11,087           3,172
                                                                  -------------------------------
Net increase in net assets resulting from operations                   2,766,171       1,100,485

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                               (1,671,869)       (685,870)
Class B                                                                 (609,625)       (257,841)
Class C                                                                 (292,872)        (98,460)
Class N                                                                 (183,954)        (55,142)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                              (42,764,751)    (80,451,332)
Class B                                                              (63,705,296)    (97,689,917)
Class C                                                              (22,584,844)      2,433,081
Class N                                                                5,495,030       4,958,877

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total decrease                                                      (123,552,010)   (170,746,119)
-------------------------------------------------------------------------------------------------
Beginning of period                                                  770,846,993     941,593,112
                                                                  -------------------------------
End of period (including accumulated net investment loss
of $3,236 at January 31, 2005)                                    $  647,294,983  $  770,846,993
                                                                  ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         17 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                               YEAR
                                                 ENDED                                                              ENDED
                                      JANUARY 31, 2005                                                           JULY 31,
CLASS A                                    (UNAUDITED)           2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     1.00      $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               -- 1,2         -- 2        .01          .01          .05          .05
Net realized gain                                   -- 2           -- 2         -- 2         -- 2         --           --
                                            -------------------------------------------------------------------------------
Total from investment operations                    -- 2           -- 2        .01          .01          .05          .05
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                -- 2           -- 2       (.01)        (.01)        (.05)        (.05)
Distributions from net realized gain                --             --           -- 2         -- 2         --           --
                                            -------------------------------------------------------------------------------
Total dividends and/or distribution
to shareholders                                     -- 2           -- 2       (.01)        (.01)        (.05)        (.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     1.00      $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                    0.46%          0.17%        0.54%        1.31%        4.84%        5.10%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  342,633      $ 385,393    $ 465,843    $ 439,893    $ 395,898    $ 317,198
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  371,568      $ 405,288    $ 451,634    $ 405,285    $ 351,490    $ 312,440
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             0.89%          0.17%        0.53%       1.30%         4.67%        5.00%
Total expenses                                    1.16%          1.22%        1.16%       1.17%         1.15%        1.06%
Expenses after payments and waivers and
reduction to custodian expenses                   1.01%          0.99%        1.00%       1.16%          N/A 5        N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         18 | OPPENHEIMER CASH RESERVES

                                            SIX MONTHS                                                               YEAR
                                                 ENDED                                                              ENDED
                                      JANUARY 31, 2005                                                           JULY 31,
CLASS B                                    (UNAUDITED)           2004         2003         2002         2001        2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     1.00      $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               -- 1,2         -- 2         -- 2        .01          .04          .04
Net realized gain                                   -- 2           -- 2         -- 2         -- 2         --           --
                                            -------------------------------------------------------------------------------
Total from investment operations                    -- 2           -- 2         -- 2        .01          .04          .04
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                -- 2           -- 2         -- 2       (.01)        (.04)        (.04)
Distributions from net realized gain                --             --           -- 2         -- 2         --           --
                                            -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     -- 2           -- 2         -- 2       (.01)        (.04)        (.04)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     1.00      $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                    0.34%          0.11%        0.27%        0.76%        4.25%        4.52%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  155,358      $ 219,061    $ 316,750    $ 417,768    $ 239,201    $ 172,345
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  190,300      $ 247,836    $ 385,078    $ 288,676    $ 208,775    $ 225,824
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             0.63%          0.10%        0.27%        0.75%        4.07%        4.40%
Total expenses                                    1.32%          1.34%        1.37%        1.71%        1.70%        1.61%
Expenses after payments and waivers and
reduction to custodian expenses                   1.25%          1.04%        1.27%        1.70%         N/A 5        N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                             YEAR
                                                 ENDED                                                            ENDED
                                      JANUARY 31, 2005                                                         JULY 31,
CLASS C                                    (UNAUDITED)           2004         2003         2002         2001       2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     1.00      $    1.00    $    1.00    $    1.00    $    1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               -- 1,2         -- 2         -- 2        .01          .04        .04
Net realized gain                                   -- 2           -- 2         -- 2         -- 2         --         --
                                            -------------------------------------------------------------------------------
Total from investment operations                    -- 2           -- 2         -- 2        .01          .04        .04
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                -- 2           -- 2         -- 2       (.01)        (.04)      (.04)
Distributions from net realized gain                --             --           -- 2         -- 2         --         --
                                            -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     -- 2           -- 2         -- 2       (.01)        (.04)      (.04)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     1.00      $    1.00    $    1.00    $    1.00    $    1.00    $  1.00
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                    0.32%          0.10%        0.25%        0.76%        4.26%      4.52%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   86,499      $ 109,083    $ 106,650    $ 123,120    $  85,076    $49,382
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   95,032      $  97,058    $ 113,569    $  85,893    $  68,741    $59,556
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             0.61%          0.10%        0.24%        0.80%        4.07%      4.44%
Total expenses                                    1.37%          1.39%        1.41%        1.71%        1.70%      1.61%
Expenses after payments and waivers and
reduction to custodian expenses                   1.28%          1.05%        1.28%        1.70%         N/A 5      N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         20 | OPPENHEIMER CASH RESERVES

                                            SIX MONTHS                                                 YEAR
                                                 ENDED                                                ENDED
                                      JANUARY 31, 2005                                             JULY 31,
CLASS N                                    (UNAUDITED)           2004        2003          2002      2001 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     1.00      $    1.00    $   1.00     $    1.00     $  1.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               -- 2,3         -- 3        -- 3         .01         .01
Net realized gain                                   -- 3           -- 3        -- 3          -- 3        --
                                            -----------------------------------------------------------------
Total from investment operations                    -- 3           -- 3        -- 3         .01         .01
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                -- 3           -- 3        -- 3        (.01)       (.01)
Distributions from net realized gain                --             --          -- 3          -- 3        --
                                            -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     -- 3           -- 3        -- 3        (.01)       (.01)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     1.00      $    1.00    $   1.00     $    1.00     $  1.00
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN 4                                    0.32%          0.10%       0.43%         1.08%       1.49%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   62,805      $  57,309    $ 52,350     $  42,761     $ 4,275
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   58,511      $  55,961    $ 49,145     $  21,014     $   737
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                             0.62%          0.10%       0.41%         0.68%       3.03%
Total expenses                                    1.41%          1.39%       1.24%         1.47%       1.19%
Expenses after payments and waivers and
reduction to custodian expenses                   1.29%          1.06%       1.11%         1.46%        N/A 6


1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         21 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2005, it is estimated that the Fund did not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2004, the Fund did not utilize any capital loss carryforward to offset realized capital gains.


                         22 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       SIX MONTHS ENDED JANUARY 31, 2005            YEAR ENDED JULY 31, 2004
                                 SHARES           AMOUNT             SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                        193,993,211    $ 193,993,211        488,619,859    $ 488,619,859
Dividends and/or
distributions reinvested      1,517,076        1,517,076            638,759          638,759
Redeemed                   (238,275,038)    (238,275,038)      (569,709,950)    (569,709,950)
                           ------------------------------------------------------------------
Net decrease                (42,764,751)   $ (42,764,751)       (80,451,332)   $ (80,451,332)
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         67,443,348    $  67,443,348        244,796,543    $ 244,796,543
Dividends and/or
distributions reinvested        518,111          518,111            223,924          223,924
Redeemed                   (131,666,755)    (131,666,755)      (342,710,384)    (342,710,384)
                           ------------------------------------------------------------------
Net decrease                (63,705,296)   $ (63,705,296)       (97,689,917)   $ (97,689,917)
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                         59,327,531    $  59,327,531        201,146,784    $ 201,146,784
Dividends and/or
distributions reinvested        252,188          252,188             86,278           86,278
Redeemed                    (82,164,563)     (82,164,563)      (198,799,981)    (198,789,981)
                           ------------------------------------------------------------------
Net increase (decrease)     (22,584,844)   $ (22,584,844)         2,433,081    $   2,443,081
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         32,407,188    $  32,407,188         97,262,364    $  97,262,364
Dividends and/or
distributions reinvested        168,505          168,505             53,182           53,182
Redeemed                    (27,080,663)     (27,080,663)       (92,356,669)     (92,356,669)
                           ------------------------------------------------------------------
Net increase                  5,495,030    $   5,495,030          4,958,877    $   4,958,877
                           ==================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $1,192,839 to OFS for services to the Fund.


                         24 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2005 for Class N shares was $3,505,520. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                     CLASS A          CLASS B          CLASS C           CLASS N
                                  CONTINGENT       CONTINGENT       CONTINGENT        CONTINGENT
                                    DEFERRED         DEFERRED         DEFERRED          DEFERRED
                               SALES CHARGES    SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS                       RETAINED BY      RETAINED BY      RETAINED BY       RETAINED BY
ENDED                            DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
------------------------------------------------------------------------------------------------
January 31, 2005                      $6,251         $305,646          $33,204          $191,648

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets


                         25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

for each class of shares. As a result of this limitation the Fund was reimbursed $273,007 for the six months ended January 31, 2005. This expense limitation can be amended or terminated at any time without advance notice.

      OppenheimerFunds Distributor, Inc. (OFDI) has voluntarily agreed to reduce Class B and Class C Distribution and/or Service (12b-1) Fees by 0.25% of the average annual net assets for each respective class of shares. This undertaking may be amended or withdrawn at any time.

      Prior to April 28, 2003, OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. During the six months ended January 31, 2005, OFS waived $141,635, $3,118, $8,376 and $12,529 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory


                         26 | OPPENHEIMER CASH RESERVES
agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENT

On February 11, 2005, the Fund acquired all of the net assets of Oppenheimer Capital Preservation Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Capital Preservation Fund shareholders on February 4, 2005. The Fund issued (at an exchange ratio of 9.998070 for Class A, 9.995744 for Class B, 9.996812 for Class C and 9.999209 for Class N of the Fund to one share of Oppenheimer Capital Preservation Fund), 94,028,608; 11,780,832; 33,119,088 and 216,713,190 shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $94,028,608, $11,780,832, $33,119,088 and $216,713,190 in exchange for the net assets, resulting in combined Class A net assets of $432,051,460, Class B net assets of $157,185,707, Class C net assets of $115,652,349 and Class N net assets of $278,664,281 on February 11, 2005. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                         27 | OPPENHEIMER CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         28 | OPPENHEIMER CASH RESERVES

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005